Operating costs and other operating income - Other Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income and expenses
Grant income	€ 7,334	€ 5,452	€ 6,549
Other income from mainly R&D incentives	44,888	45,951	43,923
Other income	1,526	804	425
Total other income	€ 53,749	€ 52,207	€ 50,896